BASIS OF PRESENTATION AND GOING CONCERN (Details) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
BASIS OF PRESENTATION AND GOING CONCERN
Percentage of inflation rate				100.00%
Net loss					$ (12,000,418)	$ (6,633,074)	$ (14,245,878)	$ (14,472,494)	[1]	$ (4,630,168)	[1]
Accumulated losses					(51,183,009)		(39,182,591)	(24,936,713)		(10,464,219)
Net cash used in operating activities					$ 6,095,279	$ 1,775,090	$ 5,465,618	$ 4,037,001		$ 1,069,990
Borrowed fund from institutional investors	$ 2,300,000	$ 1,000,000	$ 1,000,000

[1]	See restatement of financial statements in note 2.4 for further details.